GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 8.68%
	American Credit Acceptance Receivables Trust(a)
	Series 2020-4 Class C
$ 1,500,000	1.31%, 12/14/2026	$ 1,508,633
	Series 2021-1 Class D
2,000,000	1.14%, 03/15/2027	1,987,358
1,480,508	ARL Second LLC(a) Series 2014-1A Class A1 2.92%, 06/15/2044	1,480,354
	Carlyle Global Market Strategies CLO Ltd(a)(b)
	Series 2013-2A Class CR
1,975,000	1.87%, 01/18/2029 3-mo. LIBOR + 1.65%	1,958,779
	Series 2021-1A Class A2
2,000,000	1.64%, 04/15/2034 3-mo. LIBOR + 1.45%	2,000,394
1,000,000	CarMax Auto Owner Trust Series 2020-4 Class D 1.75%, 04/15/2027	1,008,799
1,750,000	CIFC Funding Ltd(a)(b) Series 2013-2A Class A3LR 2.18%, 10/18/2030 3-mo. LIBOR + 1.95%	1,748,086
3,004	Citicorp Residential Mortgage Trust Series (c) Series 2006-2 Class A6 5.22%, 09/25/2036	3,026
	DT Auto Owner Trust (a)
	Series 2020-3A Class D
1,625,000	1.84%, 06/15/2026	1,649,209
	Series 2021-1A Class D
2,000,000	1.16%, 11/16/2026	1,991,680
1,170,000	Exeter Automobile Receivables Trust Series 2021-1A Class D 1.08%, 11/16/2026	1,159,682
2,000,000	KKR CLO Ltd(a)(b) Series 31A Class B 1.70%, 04/20/2034 3-mo. LIBOR + 1.50%	2,000,810
2,000,000	Madison Park Funding Ltd(a)(b) Series 2021-48A Class C 2.14%, 04/19/2033 3-mo. LIBOR + 2.00%	1,994,940
2,000,000	Marathon CLO Ltd(a)(b) Series 2021-16A Class A2 1.90%, 04/15/2034 3-mo. LIBOR + 1.70%	2,002,026
875,000	Santander Drive Auto Receivables Trust Series 2020-3 Class C 1.12%, 01/15/2026	881,694
	Venture CLO Ltd(a)(b)
	Series 2017-28AA Class C1
2,174,000	2.62%, 10/20/2029 3-mo. LIBOR + 2.40%	2,174,030
	Series 2018-32A Class C
1,975,000	2.17%, 07/18/2031 3-mo. LIBOR + 1.95%	1,950,883
Principal Amount		Fair Value
Non-Agency — (continued)
$ 2,500,000	Voya CLO Ltd(a)(b) Series 2017-3A Class B 2.57%, 07/20/2030 3-mo. LIBOR + 2.35%	$ 2,486,790
2,050,000	Westlake Automobile Receivables Trust(a) Series 2020-3A Class C 1.24%, 11/17/2025	2,068,305
		32,055,478
U.S. Government Agency — 0.04%
152,795	Federal Home Loan Mortgage Corp Structured Pass Through Certificates(b) Series T-34 Class A1V 0.35%, 07/25/2031 1-mo. LIBOR + 0.24%	150,107
TOTAL ASSET-BACKED SECURITIES — 8.72% (Cost $32,083,177)		$32,205,585
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.89%
1,971,005	BX Commercial Mortgage Trust (a)(b) Series 2020-BXLP Class C 1.23%, 12/15/2036 1-mo. LIBOR + 1.12%	1,969,228
1,230,000	Citigroup Commercial Mortgage Trust (a) Series 2019-PRM Class A 3.34%, 05/10/2036	1,302,761
		3,271,989
U.S. Government Agency — 61.13%
	Federal Home Loan Mortgage Corp
1,666	9.50%, 04/01/2025	1,691
408,461	3.00%, 12/01/2026	434,112
314,362	2.50%, 01/01/2029	327,265
475,088	3.00%, 07/01/2029	506,376
557,040	3.50%, 02/01/2032	601,021
14,132	7.50%, 03/01/2032	14,186
67,286	5.50%, 08/01/2033	78,427
43,156	5.50%, 01/01/2034	50,410
503,202	4.00%, 05/01/2034	552,043
100,957	5.50%, 10/01/2034	118,179
1,878,939	2.50%, 06/01/2035	1,954,529
194,800	5.00%, 09/01/2035	225,723
213,539	5.00%, 12/01/2035	248,446
1,466,284	2.00%, 01/01/2036	1,506,086
13,585	5.00%, 01/01/2036	15,812
190,257	6.00%, 01/01/2036	227,456
96,238	6.00%, 03/01/2036	114,981
94,400	6.00%, 07/01/2036	112,859
1,173,026	3.00%, 09/01/2036	1,233,774

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 18,668	5.50%, 05/01/2038	$ 21,949
21,231	6.00%, 05/01/2038	25,169
62,098	5.00%, 06/01/2038	72,256
439,457	4.50%, 02/01/2040	495,689
611,800	5.00%, 03/01/2040	709,240
303,765	4.00%, 10/01/2040	334,338
427,722	4.00%, 01/01/2041	471,474
223,978	4.00%, 02/01/2041	246,447
256,921	3.50%, 02/01/2042	277,865
343,531	4.00%, 03/01/2042	380,399
403,043	3.50%, 06/01/2042	435,901
213,742	3.50%, 11/01/2042	231,826
1,128,290	3.00%, 04/01/2043	1,195,314
434,113	4.00%, 06/01/2043	480,783
868,060	3.00%, 07/01/2043	919,629
1,070,532	4.00%, 05/01/2044	1,179,764
570,113	3.00%, 10/01/2046	599,854
947,101	3.00%, 11/01/2046	1,001,883
1,838,805	3.00%, 12/01/2046	1,933,501
2,561,846	3.50%, 11/01/2047	2,721,606
1,430,707	4.00%, 02/01/2048	1,539,029
2,400,954	2.50%, 11/01/2050	2,466,079
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K056 Class A1
1,371,258	2.20%, 07/25/2025	1,431,168
	Series K064 Class A2
1,750,000	3.22%, 03/25/2027	1,926,524
	Series K067 Class A2
4,925,000	3.19%, 07/25/2027	5,427,016
	Series K069 Class A2
2,820,000	3.19%, 09/25/2027(d)	3,106,934
	Series K072 Class A1
1,326,452	3.25%, 11/25/2027	1,439,407
	Series K073 Class AM
2,500,000	3.45%, 01/25/2028(d)	2,777,479
	Series K091 Class A1
2,845,693	3.34%, 10/25/2028	3,119,433
	Series K095 Class A1
1,308,232	2.63%, 11/25/2028	1,393,660
	Series K722 Class A2
3,000,000	2.41%, 03/25/2023	3,093,355
	Series K723 Class AM
3,800,000	2.53%, 09/25/2023	3,925,265
	Series K724 Class AM
5,000,000	3.13%, 11/25/2023(d)	5,245,379
	Series K728 Class AM
5,000,000	3.13%, 08/25/2024(d)	5,368,351
2,079,453	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit Series 4902 Class BA 3.00%, 01/25/2049	2,204,844
	Federal National Mortgage Association
1,599	8.50%, 08/01/2024	1,718
183,328	3.00%, 06/01/2027	194,504
839,760	3.00%, 08/01/2029	888,992
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 592,964	2.50%, 06/01/2030	$ 620,464
567,084	3.00%, 10/01/2030	601,601
46,897	7.00%, 02/01/2031	52,893
48,309	7.00%, 09/01/2031	57,299
123,459	6.50%, 12/01/2031	140,241
55,697	7.00%, 12/01/2031	63,235
174,645	6.50%, 01/01/2032	196,027
38,131	7.00%, 01/01/2032	38,672
48,251	6.50%, 02/01/2032	55,180
1,578,220	3.00%, 05/01/2032	1,643,985
264,293	3.00%, 08/01/2032	279,195
134,984	6.00%, 03/01/2033	161,389
91,790	5.50%, 07/01/2033	106,704
203,002	5.00%, 09/01/2033	234,161
46,262	5.50%, 09/01/2033	53,506
166,514	5.50%, 11/01/2033	194,422
79,192	5.50%, 03/01/2034	92,500
2,134,841	3.00%, 06/01/2034	2,275,801
1,091,660	3.00%, 10/01/2034	1,154,207
50,999	5.50%, 10/01/2034	59,629
3,319,513	3.00%, 11/01/2034	3,520,063
105,195	5.50%, 12/01/2034	123,095
178,847	5.50%, 02/01/2035	209,452
2,805,771	2.00%, 09/01/2035	2,881,932
104,702	5.00%, 09/01/2035	120,740
231,245	5.00%, 10/01/2035	268,908
82,664	5.50%, 10/01/2035	96,735
84,863	5.50%, 01/01/2036	99,309
105,432	6.00%, 01/01/2036	125,923
32,923	6.00%, 02/01/2036	39,330
36,287	6.00%, 03/01/2036	43,365
148,548	5.50%, 05/01/2036	173,740
50,938	6.00%, 05/01/2037	60,880
83,937	5.00%, 07/01/2037	96,888
190,220	5.50%, 03/01/2038	223,349
201,382	5.50%, 06/01/2038	236,442
175,340	5.00%, 04/01/2039	203,578
402,801	4.50%, 05/01/2039	454,172
175,911	4.50%, 06/01/2039	198,347
149,677	4.50%, 08/01/2039	168,767
450,342	5.00%, 11/01/2039	524,040
210,150	5.00%, 12/01/2039	244,541
255,820	5.00%, 06/01/2040	297,694
1,074,472	4.50%, 08/01/2040	1,201,806
108,680	4.50%, 09/01/2040	122,543
431,013	5.00%, 09/01/2040	497,922
271,197	4.50%, 11/01/2040	305,800
250,988	5.00%, 01/01/2041	283,376
262,180	4.50%, 02/01/2041	295,575
64,988	4.00%, 03/01/2041	71,241
1,320,280	4.50%, 03/01/2041	1,477,908
340,775	4.00%, 09/01/2041	377,176
408,973	4.50%, 10/01/2041	461,072
981,377	3.50%, 12/01/2041	1,060,797
1,251,618	4.00%, 12/01/2041	1,382,514
723,345	4.00%, 07/01/2042	800,496
185,329	3.00%, 09/01/2042	196,058
485,153	3.50%, 09/01/2042	506,273

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 513,801	3.50%, 10/01/2042	$ 555,481
380,246	3.00%, 12/01/2042	402,264
1,105,734	3.00%, 03/01/2043	1,170,438
1,033,240	3.00%, 05/01/2043	1,096,657
552,279	3.00%, 07/01/2043	568,156
657,798	3.00%, 08/01/2043	699,367
437,466	3.00%, 09/01/2043	465,157
622,967	3.50%, 08/01/2045	668,515
2,297,329	3.50%, 12/01/2045	2,457,585
1,990,954	3.50%, 01/01/2046	2,132,306
671,238	3.50%, 02/01/2046	719,979
951,348	3.50%, 03/01/2046	1,016,044
601,788	3.50%, 09/01/2046	643,562
1,635,025	3.00%, 10/01/2046	1,721,239
866,565	4.00%, 03/01/2047	937,419
1,168,394	3.50%, 08/01/2047	1,242,229
3,401,849	4.00%, 08/01/2047	3,678,406
41,532	3.50%, 12/01/2047	44,076
2,289,667	3.50%, 01/01/2048	2,427,986
1,219,029	3.50%, 03/01/2048	1,292,997
1,242,622	4.00%, 07/01/2049	1,351,693
2,265,571	3.50%, 08/01/2049	2,392,266
1,172,257	3.00%, 10/01/2049	1,222,904
864,573	3.00%, 12/01/2049	902,033
2,389,117	3.50%, 12/01/2049	2,522,632
3,198,413	3.00%, 01/01/2050	3,344,317
1,590,348	3.00%, 02/01/2050	1,660,366
2,116,508	2.50%, 08/01/2050	2,173,918
2,106,692	2.50%, 10/01/2050	2,164,202
1,527,971	3.50%, 08/01/2056	1,675,190
1,641,817	3.00%, 02/01/2057	1,774,426
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2018-39 Class EA
995,594	3.00%, 06/25/2048	1,050,028
	Series 2018-43 Class JD
1,275,680	3.00%, 06/25/2048	1,345,393
	Series 2018-51 Class A
1,261,113	3.00%, 07/25/2048	1,326,006
	Government National Mortgage Association
2,370	8.00%, 11/20/2023	2,496
1,886	7.50%, 10/20/2028	2,103
1,585	7.50%, 12/20/2028	1,755
109,655	5.00%, 10/20/2033	125,365
85,229	5.00%, 02/20/2034	97,395
93,453	5.50%, 11/20/2034	109,434
80,796	5.50%, 04/20/2035	92,336
74,306	5.00%, 12/20/2035	84,957
50,111	5.50%, 05/20/2039	58,695
1,123,207	4.00%, 12/15/2040	1,243,656
592,575	4.00%, 01/15/2041	655,306
612,752	4.00%, 03/20/2041	679,904
182,115	4.00%, 05/20/2041	202,054
693,976	4.00%, 07/20/2041	770,149
470,973	4.00%, 09/15/2041	518,851
326,446	3.50%, 08/15/2042	352,110
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,501,954	3.50%, 08/20/2045	$ 1,633,154
975,874	3.50%, 12/20/2045	1,045,648
627,923	3.00%, 01/20/2046	664,972
667,457	3.50%, 01/20/2046	713,713
444,930	3.00%, 04/20/2046	469,915
742,294	3.00%, 09/20/2046	782,722
453,432	3.50%, 06/20/2047	482,572
	Series 2018-94 Class AC
1,796,255	3.50%, 07/20/2048	1,914,916
	Uniform Mortgage-Backed Security(e)
42,260,000	2.00%, TBA	42,459,084
24,250,000	2.50%, TBA	24,932,324
	Vendee Mortgage Trust
	Series 1993-3 Class 1
122,956	5.15%, 09/15/2023(d)	127,638
	Series 1996-3 Class 1Z
452,716	6.75%, 09/15/2026	499,905
	Series 2002-1 Class 1A
273,590	6.00%, 10/15/2031	313,133
	Series 2008-1 Class GD
373,564	5.25%, 01/15/2032	385,360
	Series 2011-2 Class V
321,568	3.75%, 02/15/2028	322,695
		225,729,912
TOTAL MORTGAGE-BACKED SECURITIES — 62.02% (Cost $224,083,263)		$229,001,901
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,500,000	2.13%, 03/10/2023	1,556,255
500,000	5.75%, 06/12/2026	620,513
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.59% (Cost $2,043,256)		$2,176,768
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
3,250,000	1.75%, 01/31/2023	3,344,453
6,500,000	2.75%, 04/30/2023	6,845,313
6,900,000	2.75%, 07/31/2023	7,306,453
5,300,000	2.75%, 02/15/2024(f)	5,668,102
2,000,000	2.75%, 02/28/2025	2,164,688
7,750,000	2.75%, 06/30/2025	8,408,447
3,900,000	2.88%, 07/31/2025	4,254,047
6,500,000	2.25%, 11/15/2025	6,921,738
4,500,000	2.63%, 12/31/2025	4,869,492
3,750,000	1.63%, 09/30/2026	3,862,793
6,550,000	2.00%, 11/15/2026	6,872,383
5,350,000	1.63%, 08/15/2029	5,369,018
2,500,000	1.50%, 02/15/2030	2,469,238
4,250,000	0.88%, 11/15/2030(f)	3,930,586

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 2,000,000	1.13%, 05/15/2040	$ 1,631,875
4,250,000	3.13%, 02/15/2043	4,835,537
2,700,000	2.88%, 05/15/2043	2,953,652
2,200,000	2.50%, 02/15/2045	2,245,891
4,000,000	2.50%, 02/15/2046	4,076,875
2,500,000	2.75%, 11/15/2047	2,672,949
1,500,000	3.00%, 02/15/2048	1,681,465
3,500,000	3.13%, 05/15/2048	4,013,789
3,500,000	3.00%, 08/15/2048	3,927,656
1,750,000	1.25%, 05/15/2050	1,320,635
TOTAL U.S. TREASURY BONDS AND NOTES — 27.53% (Cost $100,309,881)		$101,647,075
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
3,856,000	Blackrock FedFund Institutional Class(g), 0.01%(h)	3,856,000
10,418,000	Goldman Sachs Financial Square Government Fund Institutional Class(g), 0.03%(h)	10,418,000
2,020,000	Invesco Government & Agency Portfolio Institutional Class(g), 0.03%(h)	2,020,000
10,161,000	JPMorgan U.S. Government Money Market Fund Capital Shares(g), 0.04%(h)	10,161,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 7.16% (Cost $26,455,000)		$26,455,000
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.95%
3,500,000	Federal Home Loan Bank Discount Notes(i) 0.01%, 04/14/2021	3,499,993
U.S. Treasury Bonds and Notes — 17.74%
	U.S. Treasury Bills(i)
33,500,000	0.02%, 04/13/2021(f)	33,499,810
17,250,000	0.02%, 04/15/2021	17,249,845
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$14,750,000	0.01%, 05/13/2021	$ 14,749,751
		65,499,406
Repurchase Agreements — 4.26%
1,800,000	Repurchase agreement (principal amount/value $1,800,000 with a maturity value of $1,800,000 with Daiwa Capital Markets America Inc, 0.01%, dated 3/31/21 to be repurchased at $1,800,000 on 4/1/21 collateralized by U.S. Treasury securities and U.S. Government Agency securities, 0.88% - 2.25%, 1/31/22 - 11/15/27, with a value of $1,836,077.	1,800,000
9,591,885	Undivided interest of 19.05% in a repurchase agreement (principal amount/value $50,338,467 with a maturity value of $50,338,481) with Credit Agricole Securities (USA) Inc., 0.01%, dated 3/31/21 to be repurchased at $9,591,885 on 4/1/21 collateralized by various U.S. Government Agency securities, 2.00% - 2.50%, 1/1/51 - 2/1/51, with a value of $51,345,236.(g)	9,591,885
4,339,990	Undivided interest of 9.94% in a repurchase agreement (principal amount/value $43,402,117 with a maturity value of $43,402,129) with RBC Capital Markets Corp, 0.01%, dated 3/31/21 to be repurchased at $4,339,990 on 4/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 5/6/21 - 3/1/51, with a value of $44,270,160.(g)	4,339,990
		15,731,875
TOTAL SHORT TERM INVESTMENTS — 22.95% (Cost $84,731,274)		$84,731,274
TOTAL INVESTMENTS — 128.97% (Cost $469,705,851)		$476,217,603
OTHER ASSETS & LIABILITIES, NET — (28.97)%		$(106,966,085)
TOTAL NET ASSETS — 100.00%		$369,251,518

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2021.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2021. Maturity date disclosed represents final maturity date.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(f)	All or a portion of the security is on loan at March 31, 2021.
(g)	Collateral received for securities on loan.
(h)	Rate shown is the 7-day yield as of March 31, 2021.
(i)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
TBA	To Be Announced
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.

March 31, 2021

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2021, all of the Fund’s investments are valued using Level 2 inputs, except for the Government Money Market Mutual Funds, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.

March 31, 2021